SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees and non-employees

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.74% ~ 2.78%	—	—
Expected volatility range	44.3% ~ 46.9%	—	—
Suboptimal exercise factor	2.20	—	—
Fair market value per ordinary share	US$8.30 ~ $9.55	—	—

Schedule of total share-based compensation expense recognized

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenue	2,003	1,771	2,400	368
Selling expenses	6,007	8,788	7,715	1,182
General and administrative expenses	87,011	73,925	111,773	17,130
Research and development expenses	9,115	7,209	7,763	1,190
Share-based compensation expenses from continuing operations	104,136	91,693	129,651	19,870
Share-based compensation expenses from discontinued operations	4,971	6,811	8,550	1,310
Total share-based compensation expenses	109,107	98,504	138,201	21,180

2008 Plan
SHARE-BASED PAYMENTS
Schedule of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	2,791,458	0.75	6.65	12.95	14,430
Granted	—	—	—
Exercised	(919,822)	0.75	6.52
Forfeited/Expired	(67,180)	0.75	8.21
Outstanding, December 31, 2020	1,804,456	0.75	6.93	11.05	2,329
Vested and expected to vest at December 31, 2020	17,237,326	0.67	2.37	7.67	23,681
Exercisable at December 31, 2020	1,625,059	0.75	6.71	10.99	2,097

Schedule of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	1,471,677	0.70	2.47	9.67	4,657
Granted	—	—	—
Exercised	(30,500)	0.75	2.20
Forfeited	—	—	—
Outstanding, December 31, 2020	1,441,177	0.70	2.46	7.67	7,645
Vested and expected to vest at December 31, 2020	1,838,173	0.65	2.46	7.67	7,645
Exercisable at December 31, 2020	1,410,677	0.70	2.49	7.64	6,856

2017 Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

		Weighted-
		average
	Number of	grant-date fair
	shares	value
		US$
Outstanding, December 31, 2019	6,331,464	7.29
Granted	4,599,432	5.23
Vested and issued	(1,729,254)	7.60
Forfeited	(913,502)	6.79
Outstanding, December 31, 2020	8,288,140	6.14
Vested and expected to vest at December 31, 2020	6,581,734